Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 462,280	$ 195,626	$ 81,728
Marketable securities	113,198	0	0
Restricted cash	0	0	2,310
Accounts receivable, net	244,921	238,859	80,624
Inventories	276,083	115,072	56,441
Deferred tax assets	56,846	33,555	0
Prepaid expenses and other current assets	21,199	13,614	3,185
Total current assets	1,174,527	596,726	224,288
Property and equipment, net	35,728	26,435	6,486
Goodwill	22,157	0	0
Intangible assets, net	12,749	0	0
Other assets	17,296	9,890	0
Total assets	1,262,457	633,051	230,774
Current liabilities:
Fitbit Force recall reserve	11,659	22,476	82,938
Accounts payable	320,195	195,666	70,896
Accrued liabilities	98,258	70,940	28,565
Deferred revenue	27,077	9,009	5,606
Income taxes payable	2,472	30,631	17,841
Long-term debt, current portion	0	132,589	3,985
Total current liabilities	459,661	461,311	209,831
Long-term debt, less current portion	0	0	6,725
Redeemable convertible preferred stock warrant liability	0	15,797	4,028
Other liabilities	18,624	12,867	7,420
Total liabilities	$ 478,285	$ 489,975	$ 228,004
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, $0.0001 par value: 144,528,912 shares authorized as of December 31, 2013 and 2014, and September 30, 2015 (unaudited); 139,503,915, 139,851,483 and no shares issued and outstanding as of December 31, 2013 and 2014, and September 30, 2015 (unaudited), respectively; aggregate liquidation preference of $0 as of September 30, 2015 (unaudited)	$ 0	$ 67,814	$ 66,236
Stockholders' equity (deficit):
Common stock	0	4	4
Additional paid-in capital	604,323	7,979	1,065
Accumulated other comprehensive income	1,074	37	0
Retained earnings (accumulated deficit)	178,754	67,242	(64,535)
Total stockholders' equity (deficit)	784,172	75,262	(63,466)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	1,262,457	633,051	230,774
Common Class A [Member]
Stockholders' equity (deficit):
Common stock	4	0	0
Common Class B [Member]
Stockholders' equity (deficit):
Common stock	$ 17	$ 0	$ 0